Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended						119 Months Ended	122 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended					1 Months Ended		1 Months Ended
	Feb. 28, 2013	Jan. 23, 2013	Jan. 29, 2013	Jul. 25, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Mar. 31, 2013	Nov. 30, 2012	Mar. 31, 2013 Option and License Agreement	Dec. 31, 2012 Accrued Interest	Nov. 30, 2012 $1.5 Million Purchase Agreement with Lincoln Park	Dec. 31, 2012 $1.5 Million Purchase Agreement with Lincoln Park	Mar. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park Common Stock	Jan. 23, 2013 Subsequent Event	Jan. 29, 2013 Subsequent Event	Jan. 23, 2013 Subsequent Event Maximum	Feb. 28, 2013 Subsequent Event Option and License Agreement	Jun. 30, 2013 Subsequent Event Accrued Interest	Jan. 31, 2013 Subsequent Event $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 Subsequent Event $1.5 Million Purchase Agreement with Lincoln Park Common Stock	Feb. 28, 2013 Convertible debt	Feb. 26, 2013 Convertible debt	Jan. 23, 2013 Convertible debt	Feb. 28, 2013 Convertible debt Common Stock	Jan. 23, 2013 Convertible debt Related Party	Feb. 28, 2013 ATM Agreement	Feb. 28, 2013 ATM Agreement Maximum	Feb. 11, 2013 Private Registered Offering	Jun. 30, 2013 Stock Awards Issued
Subsequent Event [Line Items]
Common shares issued																163,224	56,507	265,000			125,000					123,231		125,000		77,034		288,229		167,618
Purchase agreement, aggregate shares opexa has right to sell					$ 16,500,000	$ 16,500,000						$ 16,500,000	$ 16,500,000	$ 16,500,000				$ 1,500,000	$ 1,500,000	$ 1,500,000							$ 1,500,000
Net proceeds from shares sold																					142,400							142,400						536,417
Common stock issued as fee																		2,610			975							975
Gross proceed from sale of common stock																															650,000		100,000
Debt Instrument, Maturity Date				Jul. 25, 2014																											Jan. 23, 2014
Convertible debt instrument, effective interest rate																															12.00%
Convertible debt, conversion price				$ 100.00																											$ 1.30
Minimum receipt of proceeds from sale of equity securities and/or as payments from partners to pay any remaining balance of note payable																															7,500,000
Number of business days to pay remaining convertible debts																															5 days
Payments for principal and interest							35,607					311,222																		567,368
Warrant exercise price	$ 3.00	$ 1.24	$ 1.21	$ 5.00																		$ 1.24	$ 1.21													$ 3.00
Warrant term	4 years	5 years	5 years	5 years																		5 years	5 years													4 years
Number of common stock to be issued upon exercise of warrant	541,668		187,500	1,436,121																			187,500	243,750
Warrant redemption price per share		$ 0.01	$ 0.01																			$ 0.01	$ 0.01
Terms for warrant redeem		Opexa can redeem the warrants at $0.01 per share if the Company's common stock closes at or above $10.00 per share for 20 consecutive trading days.	The warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.	Opexa can redeem the warrants at $0.01 per share if its common stock closes at or above $10.00 per share for 20 consecutive trading days.																		The Company can redeem the warrants at $0.01 per share if the Company’s common stock closes at or above $10.00 per share for 20 consecutive trading days.	The Company can redeem the warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.
Restricted cash					500,000	1,000,000						1,000,000	500,000										500,000
Convertible notes, principal amount converted																													900,000
common stock to be sold																																			1,000,000
Commission rate on gross proceed for common stock sold																																		3.00%		6.00%
Agent commission and fees																																		16,105
Option and License Agreement, upfront payment received															5,000,000										5,000,000
Common shares issued																																				1,083,334
Warrants settlement ratio																																				Each unit consisting of one share of common stock and a warrant to purchase half (0.5) a share of common stock
Share issue, price per share																																				$ 3.00
Proceeds from issuance of common stocks and warrants, net					3,623,738	381,309	8,618,157					49,453,797	53,077,535					333,970																		3,250,002
Options granted, shares					125,000	411,938	76,157	38,138	193,583	160,100	73,475																										207,822
Options granted, fair value																																					$ 356,335
Options granted, weighted average exercise price					$ 2.34	$ 3.68	$ 6.29	$ 8.34	$ 3.83	$ 4.50	$ 21.12																										$ 1.75